Basis of Presentation and General Information (Details) $ in Thousands			6 Months Ended
		Feb. 16, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.1
Working capital deficit			$ (24,906)
Repayment of long term debt			70,868	$ 47,910
Repayment of convertible note			8,000	$ 10,000
Deferred revenue			1,931		$ 2,232
Plan [Member]
Basis of Presentation and General Information [Abstract]
Repayment of long term debt			33,728
Repayment of convertible note			$ 2,991
Seanergy Management [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		1T
Seanergy Shipmanagement [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		1T
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3],[4]		O1
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		D0
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Geniuship
Date of delivery			Oct. 13, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Premiership
Date of delivery			Sep. 11, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		N0
Vessel name			Squireship
Date of delivery			Nov. 10, 2015
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		N0
Vessel name			Lordship
Date of delivery			Nov. 30, 2016
Date of sale/disposal			Apr. 28, 2023
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Championship
Date of delivery			Nov. 07, 2018
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Fellowship
Date of delivery			Nov. 22, 2018
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		N0
Vessel name			Friendship
Date of delivery			Jul. 27, 2021
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Worldship
Date of delivery			Aug. 30, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Dukeship
Date of delivery			Nov. 26, 2021
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		1T
Vessel name			Partnership
Date of delivery			Mar. 09, 2022
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Honorship
Date of delivery			Jun. 27, 2022
Paros Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		N0
Vessel name			Paroship
Date of delivery			Dec. 27, 2022
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		N0
Vessel name			Knightship
Date of delivery			Dec. 13, 2016
Date of sale/disposal			Apr. 06, 2023
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		1T
Vessel name			Flagship
Date of delivery			May 06, 2021
Date of sale/disposal			May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		N0
Vessel name			Hellasship
Date of delivery			May 06, 2021
Date of sale/disposal			Jun. 28, 2021
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		1T
Vessel name			Patriotship
Date of delivery			Jun. 01, 2021
Date of sale/disposal			Jun. 28, 2021
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		N0
Vessel name			Goodship
Date of delivery			Aug. 07, 2020
Date of sale/disposal			Feb. 10, 2023
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		1T
Vessel name			Tradership
Date of delivery			Jun. 09, 2021
Date of sale/disposal			Feb. 28, 2023
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		1T
Vessel name			Gladiatorship
Date of delivery			Sep. 29, 2015
Date of sale/disposal			Oct. 11, 2018
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		1T
Vessel name			Leadership
Date of delivery			Mar. 19, 2015
Date of sale/disposal			Sep. 30, 2021
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		O1
Vessel name			Partnership
Date of delivery			May 31, 2017
Date of sale/disposal			Mar. 09, 2022
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		D8
Vessel name			Bremen Max
Date of delivery			Sep. 11, 2008
Date of sale/disposal			Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[4]		D8
Vessel name			Hamburg Max
Date of delivery			Sep. 25, 2008
Date of sale/disposal			Mar. 10, 2014
Titan Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		N0

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Chartering services company
[4]	Dormant companies
[5]	Bareboat charterers